Estimated Consideration and Preliminary Purchase Price Allocation (Tables)	3 Months Ended
Mar. 31, 2024
Estimated Consideration and Preliminary Purchase Price Allocation [Abstract]
Summary of preliminary fair value of total consideration
The preliminary fair value of the total consideration is approximately $398.5 million and is comprised of the following components (in thousands):

Preferred stock consideration	$274,938
Common stock consideration	89,297
Assumed share-based awards	24,818
Warrant consideration	764
Estimated direct transaction costs	7,434

Total consideration	$397,251

Summary of fair value of the net assets
Fair value of the net assets acquired based upon the net assets as of March 31, 2024, are as follows (in thousands):
Net Assets acquired:

Assets acquired
In-process research and development	$418,755
Cash and cash equivalents	19,346
Accounts receivable	5,329
Assembled workforce	3,024
Prepaid expenses and other current assets	2,771
Property and equipment, net	170

Total assets acquired	$449,395

Liabilities assumed
Lines of credit, current	13,620
Contract liabilities, current	12,567
Contract liabilities, net of current portion	10,182
Accounts payable	8,477
Accrued expenses	7,178
Lines of credit, net of current portion	120

Total liabilities assumed	$52,144

Net Assets Acquired	$397,251